Shareholder Report, Holdings (Details)	Aug. 31, 2024
Strategic Advisers Core Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Strategic Advisers Core Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Strategic Advisers Core Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Strategic Advisers Core Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Strategic Advisers Core Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Strategic Advisers Core Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers Core Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers Core Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers Core Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers Core Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Strategic Advisers Core Income Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Strategic Advisers Core Income Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Strategic Advisers Core Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Strategic Advisers Core Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Strategic Advisers Core Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Strategic Advisers Core Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers Core Income Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Strategic Advisers Core Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Core Income Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Core Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Core Income Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Strategic Advisers Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Strategic Advisers Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Strategic Advisers Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Strategic Advisers Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Strategic Advisers Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Strategic Advisers Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Strategic Advisers Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Strategic Advisers Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Strategic Advisers Emerging Markets Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Strategic Advisers Emerging Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Emerging Markets Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Emerging Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Strategic Advisers International Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Strategic Advisers International Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers International Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers International Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Strategic Advisers International Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers International Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Strategic Advisers International Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Strategic Advisers International Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers International Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers International Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers International Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Strategic Advisers International Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Strategic Advisers International Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers International Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Strategic Advisers Income Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Strategic Advisers Income Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Strategic Advisers Income Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Strategic Advisers Income Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Strategic Advisers Income Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Strategic Advisers Income Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Strategic Advisers Income Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers Income Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers Income Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Income Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Strategic Advisers Income Opportunities Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Strategic Advisers Income Opportunities Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Strategic Advisers Income Opportunities Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Strategic Advisers Income Opportunities Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Income Opportunities Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Income Opportunities Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Income Opportunities Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Strategic Advisers Income Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Income Opportunities Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Income Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Strategic Advisers Fidelity International Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Strategic Advisers Fidelity International Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Strategic Advisers Fidelity International Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Strategic Advisers Fidelity International Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Strategic Advisers Fidelity International Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Strategic Advisers Fidelity International Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Strategic Advisers Fidelity International Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Fidelity International Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Fidelity International Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Fidelity International Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Fidelity International Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Strategic Advisers Fidelity International Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.20%
Strategic Advisers Fidelity International Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity International Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity International Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%